Convertible Notes (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Jan. 26, 2024
Convertible Notes [Line Items]
Principal amount			$ 6,470,000
Converted to common shares (in Shares)	1,437,002	16,496,750
Convertible Notes Payable [Member]
Convertible Notes [Line Items]
Principal amount		$ 25,939,772
Interest rate		12.00%
Issued convertible notes		$ 1,855,000
Purchase warrants		(875,127)
Residual value		$ 979,873